Right-of-use assets - Reconciliations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets [abstract]
Balance at beginning of the period	$ 1,374
Additions	347	$ 373	$ 298
Depreciation (note 6)	(235)	(220)	(59)
Balance at Ending of the period	1,549	1,374
Land and buildings
Right-of-use assets [abstract]
Balance at beginning of the period	1,374	1,253
Additions	347	373
Disposals	0	0
Lease modification	102
Exchange differences	(39)	(32)
Impairment of assets	0	0
Depreciation (note 6)	(235)	(220)
Balance at Ending of the period	$ 1,549	$ 1,374	$ 1,253